Property, plant and equipment (Schedule of Useful Lives of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Machinery, equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, gross	18,042	€ 11,483
Minimum [Member] | Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	10 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	2 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	2 years
Maximum [Member] | Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	25 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	10 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years	10 years